Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (96.8%)
AIA Group Ltd. (Insurance)	27,400	$309,438
AL Rajhi Bank* (Banks)	11,463	251,675
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	107,880	1,490,762
Alpha Services and Holdings SA (Banks)	129,691	176,531
Arcos Dorados Holdings, Inc., Class A (Hotels, Restaurants & Leisure)	18,163	154,385
Banco Bradesco SA, Preference Shares (Banks)	14,327	39,714
Bangkok Dusit Medical Services PLC NVDR (Health Care Providers & Services)	177,200	160,064
BYD Co. Ltd., Class H (Automobiles)	10,500	330,632
Capitec Bank Holdings Ltd. (Banks)	1,190	122,989
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	8,800	278,381
Clicks Group Ltd. (Food & Staples Retailing)	12,400	189,203
Dalmia Bharat Ltd. (Construction Materials)	2,086	45,111
FirstRand Ltd. (Diversified Financial Services)	42,370	157,328
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	17,202	156,970
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining)	31,680	288,077
Globant SA (Software)	572	92,767
Grab Holdings Ltd. (Road & Rail)	68,201	258,482
Grupo Financiero Banorte Sab de CV (Banks)	24,300	201,344
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	8,564	89,066
HDFC Bank Ltd. (Banks)	23,916	470,588
Hindalco Industries Ltd. (Metals & Mining)	26,854	154,244
Hyundai Motor Co. (Automobiles)	2,260	308,978
ICICI Bank Ltd. (Banks)	50,338	515,075
IHH Healthcare Berhad (Health Care Providers & Services)	376,900	524,164
Infosys Ltd. (IT Services)	6,960	131,038
Itau Unibanco Holding SA ADR (Banks)	17,010	84,710
Jahez International Co. (Internet & Direct Marketing Retail)	648	101,876
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	8,242	245,204
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	265,807	249,803
LG Chem Ltd. (Chemicals)	449	253,843
Locaweb Servicos de Internet SA* (IT Services)	17,400	22,008
Lojas Renner SA (Specialty Retail)	40,900	175,339
LONGi Green Energy Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	45,355	325,015
Mahindra & Mahindra Ltd. (Automobiles)	25,116	423,625
Mando Corp. (Auto Components)	2,709	98,764
Marico, Ltd. (Food Products)	70,188	427,570
Meituan, Class B* (Internet & Direct Marketing Retail)	16,710	372,096
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	91	107,534
Nahdi Medical Co. (Food & Staples Retailing)	1,500	75,934
Narayana Hrudayalaya Ltd. (Health Care Providers & Services)	40,232	356,729
NARI Technology Co. Ltd., Class A (Electrical Equipment)	34,200	133,872
Naspers Ltd., Class N (Media)	650	125,631
NU Holdings Ltd., Class A (Banks)	20,450	95,092
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	106,727	410,610
Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	5,597	548,394
POSCO Holdings, Inc. (Metals & Mining)	652	160,322
Prestige Estates Projects, Ltd. (Real Estate Management & Development)	49,850	255,601
Prudential PLC (Insurance)	52,500	861,062
PT Bank Rakyat Indonesia Persero TBK (Banks)	921,700	282,340
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	10,156	292,533
Riyue Heavy Industry Co., Ltd. (Machinery)	72,094	256,459
Rumo SA (Road & Rail)	26,317	95,452
Samsonite International SA* (Textiles, Apparel & Luxury Goods)	145,800	432,329
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,421	221,015
Samsung Electronics Co. Ltd. Pref. (Technology Hardware, Storage & Peripherals)	7,240	326,296
Sands China Ltd.* (Hotels, Restaurants & Leisure)	152,400	569,491
Saudi Tadawul Group Holding Co. (Capital Markets)	4,935	213,530
Sea Ltd. ADR (Entertainment)	3,458	222,868
Shinhan Financial Group Co. Ltd. (Banks)	10,339	350,348
Standard Chartered PLC (Banks)	102,250	856,767
Suzano SA (Paper & Forest Products)	26,600	243,424
Swire Pacific, Ltd., Class A (Real Estate Management & Development)	64,000	585,293
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	33,000	582,289
Techtronic Industries Co. Ltd. (Machinery)	2,000	25,786
Tencent Holdings Ltd. (Interactive Media & Services)	24,700	1,203,987
The Saudi National Bank (Banks)	13,030	164,827
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	8,239	302,866
United International Transportation Co. (Road & Rail)	10,788	144,366
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (Road & Rail)	33,000	94,336
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	65,600	256,267
Zomato Ltd. (Internet & Direct Marketing Retail)	570,990	349,305
TOTAL COMMON STOCKS
(Cost $19,263,750)		20,879,814
TOTAL INVESTMENTS
(Cost $19,263,750) — 96.8%		20,879,814
Other Net Assets (Liabilities) — 3.2%		692,325
NET ASSETS — 100.0%		$21,572,139

*	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

1

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	January 31, 2023 (Unaudited)

The Emerging Markets Fund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Auto Components	$98,764	0.5%
Automobiles	1,063,235	4.9%
Banks	3,701,066	17.0%
Capital Markets	213,530	1.0%
Chemicals	253,843	1.2%
Construction Materials	45,111	0.2%
Diversified Financial Services	157,328	0.7%
Electrical Equipment	133,872	0.6%
Entertainment	222,868	1.0%
Food & Staples Retailing	521,404	2.5%
Food Products	427,570	2.0%
Health Care Providers & Services	1,040,957	4.8%
Hotels, Restaurants & Leisure	1,252,060	5.8%
Insurance	1,170,500	5.4%
Interactive Media & Services	1,203,987	5.7%
Internet & Direct Marketing Retail	3,518,037	16.4%
IT Services	153,046	0.7%
Machinery	282,245	1.3%
Media	125,631	0.6%
Metals & Mining	602,643	2.7%
Oil, Gas & Consumable Fuels	449,503	2.1%
Paper & Forest Products	243,424	1.1%
Real Estate Management & Development	840,894	3.9%
Road & Rail	592,636	2.8%
Semiconductors & Semiconductor Equipment	907,304	4.2%
Software	92,767	0.4%
Specialty Retail	175,339	0.8%
Technology Hardware, Storage & Peripherals	547,311	2.6%
Textiles, Apparel & Luxury Goods	842,939	3.9%
Other Net Assets	692,325	3.2%
Total	$21,572,139	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of January 31, 2023:

	Value	% of Net Assets
Argentina	$261,919	1.2%
Brazil	850,075	3.9%
China	5,775,745	26.9%
Colombia	156,970	0.7%
Greece	176,531	0.8%
Hong Kong	2,779,104	12.9%
India	3,671,222	17.1%
Indonesia	282,340	1.3%
Kazakhstan	89,066	0.4%
Luxembourg	92,767	0.4%
Mexico	457,611	2.1%
Saudi Arabia	952,208	4.4%
Singapore	481,350	2.2%
South Africa	595,151	2.8%
South Korea	2,243,730	10.4%
Taiwan	582,289	2.7%
Thailand	160,064	0.7%
United Kingdom	861,062	4.0%
Vietnam	410,610	1.9%
Other Net Assets	692,325	3.2%
Total	$21,572,139	100.0%

2

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (93.3%)
Airports of Thailand Public Co. Ltd. NVDR* (Transportation Infrastructure)	5,622,100	$12,669,514
AL Rajhi Bank* (Banks)	347,288	7,624,865
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	2,350,800	32,485,034
Alpha Services and Holdings SA (Banks)	4,342,622	5,911,023
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	132,200	1,996,261
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	195,271	10,170,911
Arcos Dorados Holdings, Inc., Class A (Hotels, Restaurants & Leisure)	551,195	4,685,157
Asian Paints Ltd. (Chemicals)	288,375	9,635,401
Ayala Land, Inc. (Real Estate Management & Development)	10,711,105	5,788,948
Banco Bradesco SA, Preference Shares (Banks)	468,173	1,297,765
Bangkok Dusit Medical Services PLC NVDR (Health Care Providers & Services)	11,241,900	10,154,762
Britannia Industries Ltd. (Food Products)	81,168	4,281,931
BYD Co. Ltd., Class H (Automobiles)	663,000	20,877,027
Capitec Bank Holdings Ltd. (Banks)	33,950	3,508,797
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	653,654	20,677,853
China Merchants Bank Co. Ltd., Class H (Banks)	2,482,500	16,099,571
China Tourism Group Duty Free Corp Ltd., Class H (Specialty Retail)	67,000	2,059,479
Clicks Group Ltd. (Food & Staples Retailing)	306,978	4,683,963
Coupang, Inc.* (Internet & Direct Marketing Retail)	304,325	5,140,049
CP All Public Co. Ltd. (Food & Staples Retailing)	6,675,100	13,448,282
FirstRand Ltd. (Diversified Financial Services)	1,259,984	4,678,575
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	510,503	6,035,001
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	516,909	4,716,833
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	575,000	4,017,590
Globant SA (Software)	15,317	2,484,111
Grab Holdings Ltd. (Road & Rail)	587,672	2,227,277
Grupo Financiero Banorte Sab de CV (Banks)	748,843	6,204,728
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	181,758	1,890,283
HDFC Bank Ltd. (Banks)	775,845	15,266,078
Hindustan Unilever Ltd. (Household Products)	222,636	7,016,698
ICICI Bank Ltd. (Banks)	655,626	6,708,591
IHH Healthcare Berhad (Health Care Providers & Services)	725,500	1,008,971
Itau Unibanco Holding SA ADR (Banks)	513,450	2,556,981
Jahez International Co. (Internet & Direct Marketing Retail)	18,348	2,884,598
Kakao Corp. (Interactive Media & Services)	96,355	4,879,647
LG Household & Health Care Ltd. (Personal Products)	13,683	8,324,213
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,870,000	18,411,662
Localiza Rent A Car SA (Road & Rail)	244,000	2,846,779
Locaweb Servicos de Internet SA* (IT Services)	414,100	523,764
Meituan, Class B* (Internet & Direct Marketing Retail)	1,056,860	23,534,002
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	2,949	3,484,804
Nahdi Medical Co. (Food & Staples Retailing)	50,700	2,566,568
Naspers Ltd., Class N (Media)	20,999	4,058,663
NAVER Corp. (Interactive Media & Services)	29,770	4,961,312
Nestle India Ltd. (Food Products)	26,969	6,271,089
Nongfu Spring Co., Ltd., Class H (Beverages)	311,400	1,768,170
NU Holdings Ltd., Class A (Banks)	594,600	2,764,890
Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	105,711	10,357,564
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	1,251,500	9,768,956
Proya Cosmetics Co. Ltd., Class A (Personal Products)	169,764	4,157,137
PT Bank Central Asia TBK (Banks)	13,279,900	7,528,702
PT Bank Rakyat Indonesia Persero TBK (Banks)	3,900,400	1,194,793
Raia Drogasil SA (Food & Staples Retailing)	1,020,900	5,018,215
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	234,859	6,764,878
Rumo SA (Road & Rail)	664,291	2,409,393
Sands China Ltd.* (Hotels, Restaurants & Leisure)	2,074,800	7,753,146
Saudi Tadawul Group Holding Co. (Capital Markets)	133,495	5,776,137
Saudi Telecom Co. (Diversified Telecommunication Services)	415,700	4,101,754
Sea Ltd. ADR (Entertainment)	33,023	2,128,332
Shanghai International Airport Co. Ltd., Class A* (Transportation Infrastructure)	1,137,479	10,223,464
SM Prime Holdings, Inc. (Real Estate Management & Development)	10,971,700	7,428,226
Suzano SA (Paper & Forest Products)	789,800	7,227,670
Tencent Holdings Ltd. (Interactive Media & Services)	385,400	18,786,093
The Saudi National Bank (Banks)	324,530	4,105,236
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	295,432	10,860,080
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,958,700	7,651,700
TOTAL COMMON STOCKS
(Cost $467,800,629)		478,529,947
Foreign Bond (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., Series N3, 5.50%, 6/3/24+	9,985,483	118,215
TOTAL FOREIGN BOND
(Cost $136,982)		118,215
Right (0.0%)NM
Localiza Rent A Car SA, 2/1/2023* (Road & Rail)	1,027	3,436
TOTAL RIGHT
(Cost $—)		3,436
TOTAL INVESTMENTS
(Cost $467,937,611) — 93.3%		478,651,598
Other Net Assets (Liabilities) — 6.7%		34,566,649
NET ASSETS — 100.0%		$513,218,247

*	Non-income producing security
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
NM	Not meaningful, amount less than 0.05%

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	January 31, 2023 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of January 31, 2023:

	Value	% of Net Assets
Automobiles	$20,877,027	4.1%
Banks	82,662,303	16.1%
Beverages	1,768,170	0.3%
Capital Markets	5,776,137	1.1%
Chemicals	9,635,401	1.9%
Diversified Financial Services	4,678,575	0.9%
Diversified Telecommunication Services	4,101,754	0.8%
Entertainment	2,128,332	0.4%
Food & Staples Retailing	33,368,728	6.5%
Food Products	16,706,236	3.3%
Health Care Providers & Services	21,334,644	4.2%
Hotels, Restaurants & Leisure	37,133,746	7.2%
Household Products	7,016,698	1.4%
Insurance	9,768,956	1.9%
Interactive Media & Services	28,627,052	5.6%
Internet & Direct Marketing Retail	88,746,131	17.3%
IT Services	523,764	0.1%
Media	4,058,663	0.8%
Oil, Gas & Consumable Fuels	11,481,711	2.2%
Paper & Forest Products	7,227,670	1.4%
Personal Products	12,481,350	2.4%
Real Estate Management & Development	13,217,174	2.6%
Road & Rail	7,486,885	1.4%
Software	2,484,111	0.5%
Specialty Retail	2,059,479	0.4%
Textiles, Apparel & Luxury Goods	20,407,923	4.0%
Transportation Infrastructure	22,892,978	4.5%
Other Net Assets	34,566,649	6.7%
Total	$513,218,247	100.0%

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2023:

	Value	% of Net Assets
Argentina	$8,169,961	1.6%
Brazil	24,648,893	4.8%
China	208,097,354	40.5%
Colombia	4,716,833	0.9%
Greece	5,911,023	1.2%
Hong Kong	11,770,736	2.3%
India	66,233,792	12.9%
Indonesia	8,723,495	1.7%
Kazakhstan	1,890,283	0.4%
Luxembourg	2,484,111	0.5%
Mexico	13,856,428	2.7%
Philippines	13,217,174	2.6%
Saudi Arabia	27,059,158	5.3%
Singapore	4,355,609	0.8%
South Africa	16,929,998	3.3%
South Korea	24,314,192	4.7%
Thailand	36,272,558	7.1%
Other Net Assets	34,566,649	6.7%
Total	$513,218,247	100.0%

4